Interest and Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2019
Interest And Finance Costs Net
Schedule of Interest and Finance Costs

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	For the years ended December 31,
	2017	2018	2019
Interest on long-term debt (Note 7)	$2,674	$3,835	$5,122
Interest on promissory note (Note 3)	70	213	395
Long-term debt prepayment fees	—	56	—
Amortization and write-off of financing costs	153	386	258
Total	$2,897	$4,490	$5,775